SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
25.	SUBSEQUENT EVENTS

On January 22, 2019, Studio City Finance initiated a conditional tender offer (the “Conditional Tender Offer”) to purchase the outstanding 2012 Studio City Notes in aggregate principal amount of $425,000, with accrued interest. The Conditional Tender Offer was conditional with sufficient funding from completion of one or more financing transactions, together with cash on hand. The Conditional Tender Offer expired on February 4, 2019 with $216,534 aggregate principal amount of the 2012 Studio City Notes tendered.

On February 11, 2019, Studio City Finance issued $600,000 in aggregate principal amount of 7.250% senior notes due 2024 and priced at 100% (the “2019 Studio City Notes”). The net proceeds from the 2019 Studio City Notes were partly used to fund the Conditional Tender Offer, and to redeem in full the remaining outstanding 2012 Studio City Notes in aggregate principal amount of $208,466, with accrued interest on March 13, 2019. All of the existing subsidiaries of Studio City Finance and any other future restricted subsidiaries as defined in the 2019 Studio City Notes are guarantors to guarantee the indebtedness under the 2019 Studio City Notes.

In preparing the consolidated financial statements, the Group has evaluated events and transactions for potential recognition and disclosure through March 29, 2019, the date the consolidated financial statements were available to be issued.